Related parties - Somos - Textual - Anglo (Predecessor) (Details 3) - BRL (R$) R$ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Oct. 10, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2016
Transactions held with Related parties
Suppliers - related parties				R$ 207,174
Finance costs	R$ 6,817		R$ 13,854	R$ 24,612
Somos - Anglo (Predecessor)
Transactions held with Related parties
Suppliers - related parties					R$ 231,190	R$ 226,887
Finance costs		R$ 49,604			45,200
Somos - Anglo (Predecessor) | Related parties
Transactions held with Related parties
Suppliers - related parties					231,190	R$ 226,887
Finance costs		R$ 34,621			R$ 31,866